                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number: ________
   This Amendment(Check only one): |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Macquarie Capital Investment Management LLC
Address:  125 West 55th Street
          New York, NY 10019

Form 13F File Number: 28-11525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Simonis
Title:   Division Director, Risk Management Group
Phone:   212-231-1598

Signature, Place, and Date of Signing


/s/ Kathy Simonis              New York, NY    May 14, 2008
-----------------------------  [City, State]     [Date]
[Signature]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

   NO.     13F FILE #                          NAME
--------  -----------  --------------------------------------------------------
   01                  Macquarie Group Limited